Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	CitizensSelect Funds
Entity Central Index Key	0001167368
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 23, 2021
Document Effective Date	Jul. 30, 2021
Prospectus Date	Jul. 30, 2021
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX